UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]   Amendment Number:  _________

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc.
Address:  767 Third Avenue, 33rd floor
          New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David P. Gerber
Title: President
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

/s/ David P. Gerber                   New York, New York      February 13, 2002
---------------------------------    --------------------    -------------------
          [Signature]                   [City, State]               [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           One*

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      $47,805,753

List of Other Included Managers:

No.               Name
---               ----
(1)               Adam D. Sender

* Mr. Sender is the Investment Manager of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                          IN-
                                                                                          VEST-
                                                                                          MENT
                                                                                          DIS-
                                    TITLE OF   CUSIP      MARKET    SHARES OR  SH   PUT/  CRE-    OTHER
 NAME OF ISSUER                      CLASS     NUMBER     VALUE $    PRN AMT   PRN  CALL  TION   MANAGERS  SOLE   SHARED  NONE
 --------------                      -----     ------     -------    -------   ---  ----  ----   --------  ----   ------  ----
Applied Micro Circuits                COM    03822W109     566,000     50,000   SH        OTHER     (1)
Ariba Inc.                            COM    04033V104      91,168     14,800   SH        OTHER     (1)
Ciena Corp.                           COM    171779101   2,289,600    160,000   SH        OTHER     (1)
Commerce One Inc.                     COM    200693109     107,100     30,000   SH        OTHER     (1)
Corning, Inc.                         COM    219350105     267,600     30,000   SH        OTHER     (1)
EMC Corp.                             COM    268648102   7,605,696    565,900   SH        OTHER     (1)
Ford Motor Company                    COM    345370860     982,500     62,500   SH        OTHER     (1)
Haliburton Corp.                      COM    406216101   7,270,500    555,000   SH        OTHER     (1)
Handspring Inc                        COM    410293104      67,400     10,000   SH        OTHER     (1)
JDS Uniphase Corp.                    COM    46612J101   6,596,800    760,000   SH        OTHER     (1)
Lucent Technologies                   COM    549463107   3,994,150    635,000   SH        OTHER     (1)
Motorola                              COM    620076109   1,126,500     75,000   SH        OTHER     (1)
Nortel Networks Corp.                 COM    656568102   4,462,500    595,000   SH        OTHER     (1)
Palm Inc.                             COM    696642107   6,878,464  1,772,800   SH        OTHER     (1)
Pepsico, Inc.                         COM    713448108     608,625     12,500   SH        OTHER     (1)
Qwest Communications                  COM    749121109   1,342,350     95,000   SH        OTHER     (1)
SeeBeyond Tech. Corp.                 COM    815704101      97,000     10,000   SH        OTHER     (1)
Solectron Corp.                       COM    834182107   1,692,000    150,000   SH        OTHER     (1)
Sprint Corp.                          COM    852061100     702,800     35,000   SH        OTHER     (1)
UAL Corp.                             COM    902549500     472,500     35,000   SH        OTHER     (1)
Waters Corp.                          COM    941848103     232,500      6,000   SH        OTHER     (1)
Worldcom                              COM    98157D106     352,000     25,000   SH        OTHER     (1)

                                    TOTAL:              47,805,753
                                                        ==========